SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ (1,718)	$ (118)
Unrealized losses, 12 months or more	(726)	(2)
Unrealized losses, total	(2,444)	(120)
Fair Value, Less than 12 months	119,043	27,175
Fair Value,12 months or more	14,132	349
Fair Value, Total	133,175	27,524
Corporate Debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	(1,718)	(58)
Unrealized losses, 12 months or more	(79)	(2)
Unrealized losses, total	(1,797)	(60)
Fair Value, Less than 12 months	119,043	18,438
Fair Value,12 months or more	7,767	349
Fair Value, Total	126,810	18,787
U.S. Treasuries [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months		(60)
Unrealized losses, 12 months or more	(647)
Unrealized losses, total	(647)	(60)
Fair Value, Less than 12 months		6,954
Fair Value,12 months or more	6,365
Fair Value, Total	6,365	6,954
Treasury Bills [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months
Unrealized losses, 12 months or more
Unrealized losses, total
Fair Value, Less than 12 months		1,783
Fair Value,12 months or more
Fair Value, Total		$ 1,783